SUPPLEMENTAL CASH FLOW INFORMATION (Parentheticals) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
SUPPLEMENTAL CASH FLOW INFORMATION
Goodwill on acquisition	$ 2,593